COMMON SHARES AND TREASURY SHARES (Tables)	12 Months Ended
Dec. 31, 2019
COMMON SHARES AND TREASURY SHARES
Schedule of purposes due to the corporate reorganization, the common shares

Common shares	2019	2018	2017
	Number of shares	Number of shares	Number of shares
A-shares	74,748,248	74,218,846	62,298,846
B-shares	1	1	1
C-shares	1	1	1
Total	74,748,250	74,218,848	62,298,848

Schedule of treasury share transactions

Treasury shares	2019	2018	2017
Number of shares (‘000)
Balance as of 1 January	312.9	312.9	312.9
Additions	—	—	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	312.9	312.9	312.9

Treasury shares - continued	2019	2018	2017
Nominal value USD ‘000
Balance as of 1 January	3.1	3.1	3.1
Additions	—	—	—
Cancellations	—	—	—
Disposals	—	—	—
Balance as of 31 December	3.1	3.1	3.1

Percentage of share capital
Balance as of 1 January	0.4%	0.5%	0.5%
Additions	—	—	0.0%
Cancellations	—	—	0.0%
Disposals	—	—	—
Dilution, due to capital increases	—	(0.1)%	0.0%
Balance as of 31 December	0.4%	0.4%	0.5%